SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)
Xtrackers Cybersecurity Select Equity ETF (PSWD)
Xtrackers Semiconductor Select Equity ETF (CHPS)
All references to the 1-855-329-3837 (1-855-DBX-ETFS) phone number are hereby replaced with 1-844-851-4255.
Please Retain This Supplement for Future Reference
December 14, 2023
PRO_SAISTKR23-101